TERM FACILITY (Tables)	6 Months Ended
Jun. 30, 2021
TERM FACILITY
	June 30,	December 31,
	2021	2020
Balance at beginning of the period	$2,513	$5,897
Repayments	(1,667)	(3,333)
Unwinding of fair value adjustment	(11)	(51)
Balance at end of the period	835	2,513
Less: Current portion	(835)	(2,513)
Non-current portion	$-	$-